Note 19 - Quaint Oak Bancorp, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note
19
– Quaint Oak Bancorp, Inc. (Parent Company Only)

Condensed financial statements of Quaint Oak Bancorp, Inc. are as follows (in thousands):

Balance Sheets

	December 31,
	2016	2015
Assets
Cash and cash equivalents	$206	$76
Investment in Quaint Oak Bank	19,201	17,612
Premises and equipment, net	1,322	1,311
Other assets	77	50
Total Assets	$20,806	$19,049

Liabilities and Stockholders' Equity
Other liabilities	$16	$13
Stockholders' equity	20,790	19,036
Total Liabilities and Stockholders' Equity	$20,806	$19,049

Statements of Income

	For the Year Ended December 31,
	2016	2015
Income
Rental income	$108	$106
Total Income	108	106

Expenses
Occupancy and equipment expense	96	99
Other expenses	91	95
Total Expenses	187	194

Net Loss Before Income Taxes	(79)	(88)
Equity in Undistributed Net Income of Subsidiary	1,550	1,329
Income Tax Benefit	27	30
Net Income	$1,498	$1,271

Comprehensive Income	$1,472	$1,295

Statements of Cash Flows

	For the Year Ended December 31,
	2016	2015

Operating Activities
Net income	$1,498	$1,271
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income in subsidiary	(1,550)	(1,329)
Depreciation expense	35	27
Stock-based compensation expense	300	294
Increase in other assets	(92)	(54)
Increase in other liabilities	3	--
Net cash provided by operating activities	194	209

Investing Activities
Purchase of property and equipment	(46)	(264)
Net cash used in investing activities	(46)	(264)

Financing Activities
Dividends paid	(283)	(239)
Purchase of treasury stock	(17)	(10)
Proceeds from the reissuance of treasury stock	92	54
Proceeds from the exercise of stock options	190	67
Net cash used in financing activities	(18)	(128)

Net Increase (Decrease) in Cash and Cash Equivalents	130	(183)
Cash and Cash Equivalents-Beginning of Year	76	259
Cash and Cash Equivalents-End of Year	$206	$76